Deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total	$ 1,392,045	$ 1,435,215
Other Time Deposits [Member]
2024	177,173
2025	8,509
2026	2,806
2027	857
2028	865
2028 and thereafter	0
Total	190,210
Time Deposits [Member]
2024	140,142
2025	9,436
2026	1,050
2027	252
2028	274
2028 and thereafter	0
Total	$ 151,154